INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2025
Income Tax And Social Contribution
INCOME TAX AND SOCIAL CONTRIBUTION

20.	INCOME TAX AND SOCIAL CONTRIBUTION

20.a)	Income Tax and Social Contribution Recognized in Profit or Loss:

The income tax and social contribution recognized in statement of profit and losses for the year are as follows:

			Consolidated
	12/31/2025	12/31/2024	12/31/2023
Income tax and social contribution income (expense)
Current	(899,460)	(1,300,719)	(1,036,262)
Deferred	1,094,263	1,305,927	403,544
Global Minimum taxation - Pillar 2	(22,011)
	172,792	5,208	(632,718)

Provisional Measure No. 1.262 and RFB Normative Instruction No. 2,228 were published in 2024. These measures established additional CSLL levied for purposes of compliance with Pillar Two Model Rules (GloBE) and were aimed at establishing a minimum effective taxation of 15% for Brazil starting in 2025, in line with the rules applied to other countries. The Company is evaluating impacts arising from previously regulated standards, and identified Top-up-tax adjustment in Switzerland and other jurisdictions are considered in principle to be under review by external consultancy.

The reconciliation of the consolidated income tax and social security contribution expenses and income and the effective tax rate on income before IRPJ and CSLL are shown below:

			Consolidated
	12/31/2025	12/31/2024	12/31/2023
Profit/(Loss) before income tax and social contribution	(1,679,518)	(1,543,349)	1,035,367
Tax rate	34%	34%	34%
Income tax and social contribution at combined statutory rate	571,036	524,739	(352,025)
Adjustment to reflect the effective rate:
Equity in results of affiliated companies(1)	1,014,282	188,205	178,978
Effect of differentiated rates and tax-exempt profits in investments	(1,209,761)	(814,713)	(181,409)
Transfer Price Adjustment and Profits Abroad	(70,837)	(67,580)	(91,883)
Income taxes and social contribution on foreign profit	7,172	10,200	131,836
Indebtdness limit	(10,384)
Tax incentives	65,013	102,087	71,756
Interest on equity	87,912	79,282	47,315
Recognition/(reversal) of tax credits	(64,690)	(62,088)	(337,239)
Reversal for deferred income tax and social contribution credit	(188,975)
Other permanent deductions (add-backs)	(27,976)	45,076	(100,047)
Income tax and social contribution in net income for the period	172,792	5,208	(632,718)
Effective tax rate	10%	0%	61%
(1)	These amounts reflect the effect of neutralizing the gain calculated on CSN’s sale of MRS's shares to its subsidiary CSN Mineração. As described in Note 10.a, this transaction generated an accounting gain at the parent company, however, since this transaction was performed under common control, this amount was neutralized through the investee’s unrealized profit.

20.b)	Deferred Income Tax and Social Contribution:

Deferred income tax and social contribution balances are as follows:

	Consolidated
	12/31/2025	12/31/2024
Deferred
Income tax losses	4,578,638	3,896,856
Social contribution tax losses	1,585,078	1,336,041
Temporary differences	347,208	1,571,100
Tax, social security, labor, civil and environmental provisions	391,345	559,621
Estimated losses on assets	375,880	267,768
Gains/(Losses) on financial assets	296,640	565,250
Actuarial Liabilities (Pension and Health Plan)	141,088	165,418
Provision for consumption and services	22,911	4,933
Cash Flow Hedge and Unrealized Exchange Variations	886,799	2,014,231
(Gain) on loss of control of Transnordestina	(224,096)	(224,096)
Fair Value SWT/CBL Acquisition	(149,490)	(149,489)
Business combination	(1,462,402)	(1,425,853)
Unrealized results – transactions between related parties	783,127
(Losses)/Estimated reversal for deferred income tax and social contribution credits (1)	(188,975)
Others (2)	(525,619)	(206,683)
Total	6,510,924	6,803,997

Total Deferred Assets	7,100,375	7,345,326
Total Deferred Liabilities	(589,451)	(541,329)
Total Deferred	6,510,924	6,803,997
(1)	Reversal of Assets: In 2025, the Company fully reversed the deferred tax assets at the subsidiaries Prada and Mipe. Write-off is based on IAS 12, due to the absence of the expected generation of future taxable profits that will allow these credits to be recovered.
(2)	The item 'Other' comprises the tax effects on temporary differences, mainly comprising PLR provisions and interest capitalized in subsidiaries (notably CSN and CMIN, which represent 28% of the balance). In compliance with the recoverability criteria set forth in CPC 32 (IAS 12), Management chose not to establish deferred assets for the Company’s Prada, ERSA and FTL facilities (which represents 43% of the identified amount), given the absence of convincing evidence of the generation of taxable profit over the short term for these specific operations.

The Company's corporate structure includes foreign subsidiaries, the income of which is taxed in the respective countries. During the period between 2021 and 2025, these subsidiaries generated profits in the amount of R$8,276. If the Brazilian tax authorities understand that these profits are subject to additional taxation in Brazil through income tax and social security contributions, these amounts, if due, would total approximately R$2,814.

Furthermore, Management evaluated the precepts of IFRIC 23 - "Uncertainty Over Income Tax Treatments" and recognized in 2021 the credit for the unconstitutionality of IRPJ and CSLL incidence on SELIC interest of mora values received due to tax undue repetition.

A sensitivity analysis of tax credit consumption was conducted considering a variation of macroeconomic assumptions, operational performance, and liquidity events. Thus, considering the results of the study, which indicates that it is probable the existence of taxable income to use the balance of deferred income tax and social contribution.

Consolidated
2026	1,923,153
2027	(382,208)
2028	200,491
2029	368,890
2029 and beyond	4,990,049
Deferred asset	7,100,375
Deferred liabilities - Parent Company
Net deferred asset	7,100,375
Deferred liabilities - subsidiaries
Net deferred asset	7,100,375

20.c)	Changes in Deferred Income Tax and Social Contribution

The change in deferred taxes is shown below:

Consolidated
Balance at January 1, 2023	4,878,768
Recognized in profit and loss	403,544
Recognized in equity	(559,050)
Use of tax credit in installment program	(445)
Reverse incorporation	6,815
Balance at January 1, 2024	4,729,632
Recognized in profit and loss	1,305,927
Recognized in equity	769,162
Use of tax credit in installment program	(724)
Balance at December 31, 2024	6,803,997
Recognized in profit and loss	1,094,263
Recognized in equity	(1,387,336)
Balance at December 31, 2025	6,510,924

20.d)	Tax income and Social Contribution Recognized in Equity:

The income tax and social contribution recognized directly in equity are shown below:

			Consolidated
	12/31/2025	12/31/2024	12/31/2023
Income tax and social contribution
Actuarial gains on defined benefit pension plan	50,702	76,876	83,436
Exchange differences on translating foreign operations	(325,350)	(325,350)	(325,350)
Cash flow hedge	1,590,839	2,906,859	1,030,432
Gain on sale of shares	(1,158,102)	(1,158,102)
	158,089	1,500,283	788,518

Accounting Policy

Current income tax and social contribution are calculated based on the tax laws enacted, on the balance sheet date, including in the countries in which the Group's entities operate and generate taxable profit. Management periodically evaluates tax positions related to income tax calculations, considering situations where applicable tax regulations are subject to interpretation, and establishes provisions, when appropriate, based on estimated payment values to tax authorities. Expenses with income tax and social contribution comprise current and deferred income taxes and are recognized in profit or loss, unless they are related to the business combination, or items directly recognized in shareholders' equity.

Current tax expense is the expected tax payable on taxable income for the year, using enacted or substantively enacted tax rates at the balance sheet date, and any adjustments to tax payable in respect of prior years. Current income tax and social contribution are presented net, by a company that is part of the Company, in liabilities when there are amounts payable, or in assets when the amounts paid in advance exceed the total due on the reporting date.

Deferred tax is recognized in relation to temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred tax is not recognized for temporary differences arising from the initial recognition of assets and liabilities in a transaction that is not a business combination and that affects neither accounting profit nor taxable profit or loss, differences related to investments in subsidiaries and controlled entities when they are unlikely to reverse in the foreseeable future, and from the initial recognition of goodwill, in accordance with IAS 12 - Income Taxes. The value of deferred tax determined is based on the expectation of realization or settlement of the temporary difference and uses the nominal rate approved or substantially approved.

Deferred tax assets and liabilities are presented at net value in the balance sheet when there is a legal right and the intention to offset it when calculating current taxes, usually related to the same legal entity and the same tax authority.

Income tax and social contribution deferred tax assets are recognized on recoverable balances of tax loss and negative CSLL base, tax credits and deductible temporary differences. Such assets are reviewed at each year-end closing date and will be reduced to the extent that their realization is no longer probable based on future taxable profits.